Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 242,906	R$ 276,104
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	206,517	259,902
Withholdings Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	33,283	13,041
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 3,106	R$ 3,161